Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
Circle Reserve Fund
(the “Fund”)
Supplement dated May 4, 2023 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated as of September 1, 2022, as supplemented to date
Effective immediately, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Fund” and “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

Circle Reserve Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
Circle Reserve Fund
(the “Fund”)
Supplement dated May 4, 2023 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated as of September 1, 2022, as supplemented to date
Effective immediately, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Fund” and “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.